UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended December 31, 2002

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Eubel Brady & Suttman Asset Management, Inc.

Address:  7777 Washington Village Drive, Suite 210
          Dayton, Ohio  45459


13F File Number: 28-05145

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Mark E. Brady
Title:  Chief Operations Officer
Phone:  (937) 291-1223


Signature, Place and Date of Signing:

/s/ Mark E. Brady                  Dayton, Ohio                February 1, 2003
-----------------------     --------------------------    ----------------------
     [Signature] [City, State] [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number            Name


     28-
         -----------------------     --------------------------

     [Repeat as necessary.]

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             0

Form 13F Information Table Entry Total:       79

Form 13F Information Table Value Total: $1,032,293
                                         (thousands)


List of Other Included Managers:  None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


Eubel Brady & Suttman Asset Management, Inc.
SEC Form 13-F
12/31/02
                                                    Item #4
                                                    Market                              Item #6                         Item #8
           Item #1             Item #2   Item #3    Value      Item #5            Investment Discretion Item #7    Voting Authority
        Name of Issuer         Title     CUSIP      (x$1,000)  Quantity Sh/Prn    Sole   Shared  Other  Managers  Sole Shared Other
21st Century Insurance         common    90130N103     9005    719272   sh       719272   n/a    n/a     n/a     719272   n/a    n/a
Aceto Corp                     common    004446100     6712    420301   sh       420301   n/a    n/a     n/a     420301   n/a    n/a
Advanta Cl. B                  common    007942204      211     22500   sh        22500   n/a    n/a     n/a      22500   n/a    n/a
Altria Group Inc               common    02209S103     9123    225096   sh       225096   n/a    n/a     n/a     225096   n/a    n/a
America Service Group          common    02364l109     6570    388747   sh       388747   n/a    n/a     n/a     388747   n/a    n/a
American Financial Hldgs.      common    026075101     4119    137860   sh       137860   n/a    n/a     n/a     137860   n/a    n/a
American Financial Realty Trus common    02607p107     2115    173400   sh       173400   n/a    n/a     n/a     173400   n/a    n/a
American Financial Realty Trus common    02607p206     8702    713270   sh       713270   n/a    n/a     n/a     713270   n/a    n/a
American Home Mtg Hldg         common    02660M108     1609    146300   sh       146300   n/a    n/a     n/a     146300   n/a    n/a
American Power Conversion Corp common    029066107    35345   2333035   sh      2333035   n/a    n/a     n/a    2333035   n/a    n/a
AmeriCredit Corp               common    03060R101    30868   3988175   sh      3988175   n/a    n/a     n/a    3988175   n/a    n/a
Annaly Mortgage Management     common    035710409    20916   1112560   sh      1112560   n/a    n/a     n/a    1112560   n/a    n/a
Anworth Mrtg. Asset Corp.      common    037347101    20187   1605990   sh      1605990   n/a    n/a     n/a    1605990   n/a    n/a
AT&T Wireless Group            common    00209A106     3537    625989   sh       625989   n/a    n/a     n/a     625989   n/a    n/a
Berkshire Hathaway Cl  B       common    084670207      310       128   sh          128   n/a    n/a     n/a        128   n/a    n/a
Brown Forman cl B              common    115637209    20407    312221   sh       312221   n/a    n/a     n/a     312221   n/a    n/a
Capital Automotive REIT Inc    common    139733109     2884    121675   sh       121675   n/a    n/a     n/a     121675   n/a    n/a
CenturyTel Inc.                common    156700106    20325    691809   sh       691809   n/a    n/a     n/a     691809   n/a    n/a
CNS Inc.                       common    126136100     3876    570980   sh       570980   n/a    n/a     n/a     570980   n/a    n/a
Coldwater Creek Inc.           common    193068103     2821    146945   sh       146945   n/a    n/a     n/a     146945   n/a    n/a
CompuDyne Corporation          common    204795306     3875    616070   sh       616070   n/a    n/a     n/a     616070   n/a    n/a
Cox Communications Inc. CL A   common    224044107    52171   1836990   sh      1836990   n/a    n/a     n/a    1836990   n/a    n/a
Devon Energy Corp.             common    25179M103      287      6247   sh         6247   n/a    n/a     n/a       6247   n/a    n/a
Dial Corp                      common    25247D101      501     24600   sh        24600   n/a    n/a     n/a      24600   n/a    n/a
Donnelley R R & Sons Co        common    257867101    18668    857520   sh       857520   n/a    n/a     n/a     857520   n/a    n/a
Dun & Bradstreet               common    26483E100     2100     60900   sh        60900   n/a    n/a     n/a      60900   n/a    n/a
Emmis Communications Corp      common    291525103    25087   1204390   sh      1204390   n/a    n/a     n/a    1204390   n/a    n/a
FBR Asset Investment Corp.     common    30241E303    28165    830820   sh       830820   n/a    n/a     n/a     830820   n/a    n/a
Friedman Billings Ramsey, Inc. common    358433100     6273    670186   sh       670186   n/a    n/a     n/a     670186   n/a    n/a
Golden West Financial          common    381317106     4346     60520   sh        60520   n/a    n/a     n/a      60520   n/a    n/a
Hearst - Argyle TV (A)         common    422317107    17826    739375   sh       739375   n/a    n/a     n/a     739375   n/a    n/a
Hollinger International        common    435569108    13309   1309945   sh      1309945   n/a    n/a     n/a    1309945   n/a    n/a
IHOP Corp.                     common    449623107     1945     81060   sh        81060   n/a    n/a     n/a      81060   n/a    n/a
Insight Communications Co Cl A common    45768V108     4667    376980   sh       376980   n/a    n/a     n/a     376980   n/a    n/a
ITLA Capital Corporation       common    450565106    14664    441299   sh       441299   n/a    n/a     n/a     441299   n/a    n/a
Jones Apparel Group Inc        common    480074103    18774    529748   sh       529748   n/a    n/a     n/a     529748   n/a    n/a
Key Energy Services            common    492914106    31211   3479464   sh      3479464   n/a    n/a     n/a    3479464   n/a    n/a
Knight-Ridder                  common    499040103    42763    676091   sh       676091   n/a    n/a     n/a     676091   n/a    n/a
Lancaster Colony               common    513847103    20724    530297   sh       530297   n/a    n/a     n/a     530297   n/a    n/a
Lee Enterprises                common    523768109    16137    481419   sh       481419   n/a    n/a     n/a     481419   n/a    n/a
Leucadia National              common    527288104    37553   1006515   sh      1006515   n/a    n/a     n/a    1006515   n/a    n/a
Liberty Media Corp. Cl A       common    530718105    13176   1473864   sh      1473864   n/a    n/a     n/a    1473864   n/a    n/a
Local Financial Corporation    common    539553107    15240   1040306   sh      1040306   n/a    n/a     n/a    1040306   n/a    n/a
Markel Corporation             common    570535104    24016    116866   sh       116866   n/a    n/a     n/a     116866   n/a    n/a
McCormick & Company, Inc.      common    579780206     5809    250390   sh       250390   n/a    n/a     n/a     250390   n/a    n/a
MCG Capital Corp.              common    58047P107    10989   1020363   sh      1020363   n/a    n/a     n/a    1020363   n/a    n/a
Mediacom Communications        common    58446k105     3617    410558   sh       410558   n/a    n/a     n/a     410558   n/a    n/a
Mercury General Corp.          common    589400100    21644    575950   sh       575950   n/a    n/a     n/a     575950   n/a    n/a
Meredith Corp.                 common    589433101    10047    244401   sh       244401   n/a    n/a     n/a     244401   n/a    n/a
Metris Companies, Inc.         common    591598107      698    282630   sh       282630   n/a    n/a     n/a     282630   n/a    n/a
MFA Mortgage                   common    55272X102      301     35890   sh        35890   n/a    n/a     n/a      35890   n/a    n/a
Moody's Corp                   common    615369105     1426     34530   sh        34530   n/a    n/a     n/a      34530   n/a    n/a
National Beverage Corp.        common    635017106      312     20360   sh        20360   n/a    n/a     n/a      20360   n/a    n/a
Natural Resource Partners      common    63900P103     3228    155960   sh       155960   n/a    n/a     n/a     155960   n/a    n/a
New Century Financial          common    64352D101     9051    356460   sh       356460   n/a    n/a     n/a     356460   n/a    n/a
North Fork Bancorp             common    659424105    46227   1370106   sh      1370106   n/a    n/a     n/a    1370106   n/a    n/a
NVR, Inc.                      common    62944T105    54388    166578   sh       166578   n/a    n/a     n/a     166578   n/a    n/a
Oxford Finance Corp.           common    69144T207     3015    376900   sh       376900   n/a    n/a     n/a     376900   n/a    n/a
Petroquest                     common    716748108     2424    584150   sh       584150   n/a    n/a     n/a     584150   n/a    n/a
Prologis Trust                 common    743410102    20640    820687   sh       820687   n/a    n/a     n/a     820687   n/a    n/a
RailAmerica, Inc.              common    750753105     3809    531175   sh       531175   n/a    n/a     n/a     531175   n/a    n/a
RAIT Investment Trust          common    749227104    19791    916260   sh       916260   n/a    n/a     n/a     916260   n/a    n/a
RLI Corp.                      common    749607107    12277    440031   sh       440031   n/a    n/a     n/a     440031   n/a    n/a
S&P Midcap 400  SPDRS          common    595635103     3622     46056   sh        46056   n/a    n/a     n/a      46056   n/a    n/a
Saxon Cap Aquisition Corp      common    80556P302     9982    797955   sh       797955   n/a    n/a     n/a     797955   n/a    n/a
Sherwin-Williams Co.           common    824348106    29376   1039865   sh      1039865   n/a    n/a     n/a    1039865   n/a    n/a
SLM Corporation                common    78442P106    10895    104900   sh       104900   n/a    n/a     n/a     104900   n/a    n/a
Spherion Inc.                  common    848420105     4931    735925   sh       735925   n/a    n/a     n/a     735925   n/a    n/a
Sport-Haley                    common    848925103      287     82100   sh        82100   n/a    n/a     n/a      82100   n/a    n/a
Standard Management            common    853612109      985    253193   sh       253193   n/a    n/a     n/a     253193   n/a    n/a
Supreme Ind. Inc               common    868607102     3715    863871   sh       863871   n/a    n/a     n/a     863871   n/a    n/a
Telephone & Data Systems       common    879433100    25719    546973   sh       546973   n/a    n/a     n/a     546973   n/a    n/a
Timberland Company             common    887100105    16423    461195   sh       461195   n/a    n/a     n/a     461195   n/a    n/a
Trinity Industries Inc         common    896522109    24743   1304990   sh      1304990   n/a    n/a     n/a    1304990   n/a    n/a
UST Inc.                       common    902911106    26094    780550   sh       780550   n/a    n/a     n/a     780550   n/a    n/a
Washington Mutual              common    939322103    15481    448333   sh       448333   n/a    n/a     n/a     448333   n/a    n/a
White Mountain Insurance       common    G9618E107     1174      3635   sh         3635   n/a    n/a     n/a       3635   n/a    n/a
Williams Controls Inc.         common    969465103      215    605102   sh       605102   n/a    n/a     n/a     605102   n/a    n/a
Robbins & Myers                conv bond 770196AA1     5832   5774000   prn     5774000   n/a    n/a     n/a    5774000   n/a    n/a










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